Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Net Loss Per Common Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net (loss)	(11,929,277)	(7,738,301)	(35,878,042)	(9,406,066)
	-	-
Denominator:	-	-
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	55,930,639	29,836,485	51,713,368	27,370,658
Denominator for diluted earnings per share	55,930,639	29,836,485	51,713,368	27,370,658
Basic (loss) per share	(0.21)	(0.26)	(0.69)	(0.34)
Diluted (loss) per share	(0.21)	(0.26)	(0.69)	(0.34)